Employee benefit plans - Pension Plan Assets Valued Using Net Asset Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption frequency	Monthly	Monthly
Minimum | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	30 days	30 days
Maximum | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	45 days	45 days
NAV | Funds of funds, venture capital and partnership interests, property funds and other contracts | Assets measured at fair value on a recurring basis
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 320	$ 308
Unfunded commitments	0	0
NAV | Funds of funds | Assets measured at fair value on a recurring basis
Defined Benefit Plan Disclosure [Line Items]
Fair value	150	135
Unfunded commitments	0	0
NAV | Venture capital and partnership interests | Assets measured at fair value on a recurring basis
Defined Benefit Plan Disclosure [Line Items]
Fair value	128	138
Unfunded commitments	0	0
NAV | Other contracts | Assets measured at fair value on a recurring basis
Defined Benefit Plan Disclosure [Line Items]
Fair value	42	35
Unfunded commitments	$ 0	$ 0